Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares iBonds 2026 Term High Yield and Income ETF | iShares iBonds 2026 Term High Yield and Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.65%	8.45%	10.96%	(7.01%)	4.77%